Document and Entity Information	Oct. 13, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	iBio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35023
Entity Tax Identification Number	26-2797813
Entity Address, Address Line One	11750 Sorrento Valley Road, Suite 200
Entity Address, City or Town	San Diego
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	979
Local Phone Number	446-0027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001420720
Amendment Flag	false